CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 1,494,513	$ 1,687,257	$ 1,672,901
Accounts receivable, net	20,499	22,741	261,676
Related party receivables		0	10,000
Marketable securities, held in related party	3,600	3,600	13,800
Non-marketable securities, held in related party	50,000	50,000	50,000
Subscription receivable		0	1,175,000
Prepaid expenses and other current assets	57,828	41,388	90,688
Total current assets	1,626,440	1,804,986	3,274,065
Property and equipment, net		0	651
Intangible assets, net	2,454,162	2,840,856	3,097,293
Goodwill	700,528	700,528	700,528
Total assets	4,781,130	5,346,370	7,072,537
Current liabilities:
Accounts payable and accrued expenses	267,377	213,620	779,891
Billings in excess of revenues		0	123,908
Notes and loans payable, current	24,000	24,000	24,000
Related party payables	14,744	153,474	228,983
Derivative liabilities	3,648,243	439,361	0
Deferred revenue	414,082	60,790	0
Total current liabilities	4,368,446	891,245	1,156,782
Long term liabilities:
Convertible notes and loans payable-long term, net	5,800	1,923,499	51,800
Related party loans		0	0
Total Long Term Liabilities		1,923,499	51,800
Total liabilities	4,374,246	2,814,744	1,208,582
Stockholders' equity:
Preferred stock, $0.00001 par value, 10,000,000 shares authorized, 160,000, 175,000 and none issued and outstanding as of September 30, 2016, December 31, 2015 and December 31, 2014, respectively	2	2	0
Common stock, $0.00001 par value, 250,000,000 shares authorized, 107,458,430, 81,717,154 and 77,817,861 issued and outstanding, as of September 30, 2016, December 31, 2015 and December 2014, respectively	1,074	817	778
Treasury stock	(623,000)	(623,000)	(623,000)
Additional paid-in capital	33,997,819	27,393,238	23,516,463
Accumulated deficit	(32,969,011)	(24,239,431)	(17,030,286)
Total stockholders' equity	406,884	2,531,626	5,863,955
Total liabilities and stockholders' equity	$ 4,781,130	$ 5,346,370	$ 7,072,537